Financial risk management - Credit risk and Movements of Liabilities to Cash Flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amount of outstanding customer loans	€ 0	€ 0
Restated balance at January 1		59,921	€ 56,777
Changes from financing cash flows
Proceeds from loans and borrowings	1,639	12,612
Repayment of borrowings	(2,822)	(897)
Payment of finance lease liabilities	(361)	(436)
Proceeds from issuance of shares	11,088
Total changes from financing cash flows	9,544	11,279
Other changes Liability-related
Capitalised borrowing costs		78
Reclassification	1,139	165
Interest expense	1,013	145
Interest paid	(1,012)	(206)
Total liability-related other changes	1,140	182
Total equity-related other changes	(8,160)	(8,125)
Changes from capital increase	11,088
Balance at December 31	62,445	60,113
Bank overdrafts used for cash management purposes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1		58	224
Changes from financing cash flows
Repayment of borrowings	(58)	(165)
Total changes from financing cash flows	(58)	(165)
Other changes Liability-related
Balance at December 31		59
Other loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1		17,038	5,099
Changes from financing cash flows
Proceeds from loans and borrowings	1,639	12,612
Repayment of borrowings	(2,764)	(732)
Total changes from financing cash flows	(1,125)	11,880
Other changes Liability-related
Reclassification	1,152	42
Interest expense	944	100
Interest paid	(943)	(161)
Total liability-related other changes	1,153	59
Balance at December 31	17,066	17,038
Finance lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1		479	791
Changes from financing cash flows
Payment of finance lease liabilities	(361)	(436)
Total changes from financing cash flows	(361)	(436)
Other changes Liability-related
Reclassification	(13)	123
Interest expense	69	45
Interest paid	(69)	(45)
Total liability-related other changes	(13)	123
Balance at December 31	105	478
Equity attributable to owners of parent
Other changes Liability-related
Changes from capital increase	11,088
Subscribed capital
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1		3,720	3,720
Changes from financing cash flows
Proceeds from issuance of shares	1,116
Total changes from financing cash flows	1,116
Other changes Liability-related
Changes from capital increase	1,116
Balance at December 31	4,836	3,720
Capital Reserves
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1		76,227	75,827
Changes from financing cash flows
Proceeds from issuance of shares	9,972
Total changes from financing cash flows	9,972
Other changes Liability-related
Total equity-related other changes	604	400
Changes from capital increase	9,972
Balance at December 31	86,803	76,227
Accumulated deficit
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1		(37,672)	(28,971)
Other changes Liability-related
Total equity-related other changes	(8,728)	(8,509)
Balance at December 31	(46,400)	(37,480)
Non-controlling interests
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1		71	€ 87
Other changes Liability-related
Total equity-related other changes	(36)	(16)
Balance at December 31	35	71
Credit risk
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Maximum exposure to credit risk	€ 26,400	€ 27,100